UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:          December 31, 2012

Check here if Amendment [  ];     Amendment Number:
This Amendment (Check only one):     [   ] is a restatement.
                                     [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Veritas Asset Management (UK) Ltd.
Address: Elizabeth House, 6th Floor, 39 York Road,
         London, United Kingdom SE1 7NQ

Form 13F File Number:     28-14794

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard Grant
Title:     Chief Operating Officer
Phone:     +44 207 961 1600

Signature, Place, and Date of Signing:

/s/ Richard Grant         London, England          January 28, 2013
------------------        ---------------          ----------------
[Signature]               [City, State]            [Date]

Report Type     (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]    13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]    13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

                             Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:          Nil

Form 13F Information Table Entry Total:     22

Form 13F Information Table Value Total:     $3,131,821
                                            (thousands)

                       Veritas Asset Management (UK) Ltd.

                           Form 13F Information Table

FORM 13 F
DECEMBER 31, 2012


COLUMN 1                   COLUMN 2         COLUMN 3    COLUMN 4    COLUMN 5         COLUMN 6    COLUMN 7  COLUMN 8

Name of Issuer              Title             CUSIP      Value       SHS or   SH/  INVESTMENT   OTHER       VOTING
                           of class                     (x$1000)     PRN AMT  PRN  DISCRETION  MANAGERS      SOLE
--------------------       --------         ---------   --------     -------  ---  ----------  --------     ------
ALTRIA GROUP INC           COM              02209S103        848       27,000  SH     SOLE       NONE        27,000
BERKSHIRE HATHAWAY DEL     CLASS B NEW      084670702      1,399       15,600  SH     SOLE       NONE        15,600
BP ADR                     SPON ADR         055622104    135,413    3,252,000  SH     SOLE       NONE     3,252,000
BROOKFIELD ASSET MGMT LTD  CL A LTD VT SH   112585104        513       14,000  SH     SOLE       NONE        14,000
CARNIVAL CORP              PAIRED CTF       143658300        287        7,800  SH     SOLE       NONE         7,800
CITIGROUP INC              COM NEW          172967424    280,870    7,099,850  SH     SOLE       NONE     7,099,850
CVS CAREMARK CORPORATION   COM              126650100    237,094    4,903,700  SH     SOLE       NONE     4,903,700
GOOGLE INC                 CL A             38259P508    326,877      462,095  SH     SOLE       NONE       462,095
LAB CORP AMER HLDGS        COM NEW          50540R409        312        3,600  SH     SOLE       NONE         3,600
LEUCADIA NATL CORP         COM              527288104        381       16,000  SH     SOLE       NONE        16,000
LOCKHEED MARTIN CORP       COM              539830109    356,350    3,861,202  SH     SOLE       NONE     3,861,202
MARSH & MCLENNAN COS INC   COM              571748102    168,951    4,901,400  SH     SOLE       NONE     4,901,400
MICROSOFT CORP             COM              594918104    438,665   16,423,450  SH     SOLE       NONE    16,423,450
NORTHERN TRUST CORP        COM              665859104    235,205    4,689,100  SH     SOLE       NONE     4,689,100
PHILIP MORRIS INTL INC     COM              718172109      1,813       21,675  SH     SOLE       NONE        21,675
PRAXAIR INC                COM              74005P104      1,335       12,200  SH     SOLE       NONE        12,200
SCHLUMBERGER LTD           COM              806857108     23,212      335,000  SH     SOLE       NONE       335,000
UNITEDHEALTH GRP INC       COM              91324P102    243,315    4,485,900  SH     SOLE       NONE     4,485,900
UTD PARCEL SERVICE INC     CL B             911312106        332        4,500  SH     SOLE       NONE         4,500
VARIAN MEDICAL SYS INC     COM              92220P105    270,754    3,854,700  SH     SOLE       NONE     3,854,700
VCA ANTECH INC             COM              918194101    194,448    9,237,443  SH     SOLE       NONE     9,237,443
WATERS CORP                COM              941848103    213,447    2,450,040  SH     SOLE       NONE     2,450,040

                                                       3,131,821